UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2017 to April 30, 2017

Commission File Number of issuing entity: 333-192513-09

Central Index Key Number of issuing entity: 0001654250

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2015-5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-192513

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Mark McCastlain, Phone: 214-292-2709

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

36-7672371

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Santander Consumer USA Inc. is a wholly-owned subsidiary of Santander Consumer USA Holdings Inc. (“SC Holdings”). On May 5, 2017, SC Holdings filed its Quarterly Report on form 10-Q for the quarterly period ended March 31, 2017 and disclosed that in August and September 2014, civil subpoenas and/or CIDs from the Attorney General of Massachusetts (the Massachusetts AG) and Delaware Department of Justice (the Delaware DOJ) were received under the authority of each state’s consumer protection statutes requesting information and the production of documents related to Santander Consumer’s underwriting and securitizations of nonprime auto loans. On March 29, 2017, Santander Consumer entered into an Assurance of Discontinuance (AOD) with the Massachusetts AG and a Cease and Desist by Agreement (C&D) with the Delaware DOJ to settle allegations that it facilitated the origination of certain Massachusetts and Delaware loans that it knew - or should have known - were in violation of applicable state consumer protection laws. In the AOD, filed in the Superior Court of Suffolk County, State of Massachusetts, captioned In the Matter of Santander Consumer USA Holdings Inc., C.A. # 17-946E, Santander Consumer agreed to pay $16,300,000 to an independent trust for the benefit of eligible customers and $5,800,000 to the Commonwealth of Massachusetts. In the C&D, filed before the Consumer Protection Director of the Delaware Department of Justice, captioned In the Matter of Santander Consumer USA Holdings Inc., C.P.U. # 17-17-17001637, Santander Consumer agreed to pay $2,875,000 to an independent trust for the benefit of eligible customers and $1,025,000 to the State of Delaware. Santander Consumer also agreed to make certain changes to its business practices. Among other things, Santander Consumer agreed to enhance certain aspects of its dealer oversight and monitoring processes.

Additional information about SC Holdings and its consolidated subsidiaries, including information contained in required annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, is on file with the SEC under the name “Santander Consumer USA Holdings Inc.” and file number 001-36270.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1     Monthly Servicer’s Certificate dated May 5, 2017

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: May 5, 2017

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2015-5
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Steven R. Mark
	Name:	Steven R. Mark
	Title:	Senior Vice President, Treasury

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate dated May 5, 2017

3